CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2021		$ 111,736	$ 8,224	$ 117,849	$ (12,671)	$ (1,666)	$ 3,263	$ 114,999
Common shares issued as of the beginning of the period at Dec. 31, 2021			2,640,429,329			(33,841,104)
Net income		10,636		10,636			219	10,855
Other comprehensive income		1,022		2,370	(1,348)		(46)	976
Comprehensive income		11,658		13,006	(1,348)		173	11,831
Dividend		(3,803)		(3,803)			(119)	(3,922)
Issuance of common shares		371	$ 26	345				371
Issuance of common shares (in shares)			9,367,482
Purchase of treasury shares		(3,164)				$ (3,164)		(3,164)
Purchase of treasury shares (in shares)						(58,458,536)
Sale of treasury shares	[1]			(315)		$ 315
Sale of treasury shares (in shares)	[1]					6,168,197
Share-based payments		157		157				157
Share cancellation			$ (87)	(1,418)		$ 1,505
Share cancellation (in shares)			(30,665,526)			30,665,526
Net issuance (repayment) of perpetual subordinated notes		(44)		(44)				(44)
Payments on perpetual subordinated notes		(183)		(183)				(183)
Other operations with non-controlling interests		4		4			(9)	(5)
Other items		(44)		(44)			1	(43)
Equity as of the end of the period at Jun. 30, 2022		116,688	$ 8,163	125,554	(14,019)	$ (3,010)	3,309	119,997
Common shares issued as of the end of the period at Jun. 30, 2022			2,619,131,285			(55,465,917)
Net income		9,890		9,890			299	10,189
Other comprehensive income		(4,129)		(5,303)	1,174		44	(4,085)
Comprehensive income		5,761		4,587	1,174		343	6,104
Dividend		(6,186)		(6,186)			(417)	(6,603)
Issuance of common shares		(1)		(1)				(1)
Purchase of treasury shares		(4,547)				$ (4,547)		(4,547)
Purchase of treasury shares (in shares)						(81,749,207)
Sale of treasury shares	[1]			(3)		$ 3
Sale of treasury shares (in shares)	[1]					27,457
Share-based payments		72		72				72
Payments on perpetual subordinated notes		(148)		(148)				(148)
Other operations with non-controlling interests		50		41	9		46	96
Other items		35		35			(435)	(400)
Equity as of the end of the period at Dec. 31, 2022		111,724	$ 8,163	123,951	(12,836)	$ (7,554)	2,846	114,570
Common shares issued as of the end of the period at Dec. 31, 2022			2,619,131,285			(137,187,667)
Net income								5,631
Other comprehensive income								983
Comprehensive income								6,614
Equity as of the end of the period at Mar. 31, 2023								118,444
Equity as of the beginning of the period at Dec. 31, 2022		111,724	$ 8,163	123,951	(12,836)	$ (7,554)	2,846	114,570
Common shares issued as of the beginning of the period at Dec. 31, 2022			2,619,131,285			(137,187,667)
Net income		9,645		9,645			138	9,783
Other comprehensive income		1,581		1,576	5		(50)	1,531
Comprehensive income		11,226		11,221	5		88	11,314
Dividend		(3,868)		(3,868)			(126)	(3,994)
Issuance of common shares		383	$ 22	361				383
Issuance of common shares (in shares)			8,002,155
Purchase of treasury shares		(4,705)				$ (4,705)		(4,705)
Purchase of treasury shares (in shares)						(66,647,852)
Sale of treasury shares	[1]			(396)		$ 396
Sale of treasury shares (in shares)	[1]					6,461,256
Share-based payments		172		172				172
Share cancellation			$ (335)	(6,708)		$ 7,043
Share cancellation (in shares)			(128,869,261)			128,869,261
Net issuance (repayment) of perpetual subordinated notes		(1,107)		(1,107)				(1,107)
Payments on perpetual subordinated notes		(151)		(151)				(151)
Other operations with non-controlling interests		11		39	(28)		(38)	(27)
Other items		(3)		(3)				(3)
Equity as of the end of the period at Jun. 30, 2023		113,682	$ 7,850	123,511	(12,859)	$ (4,820)	2,770	116,452
Common shares issued as of the end of the period at Jun. 30, 2023			2,498,264,179			(68,505,002)
Equity as of the beginning of the period at Mar. 31, 2023								118,444
Net income								4,152
Other comprehensive income								548
Comprehensive income								4,700
Equity as of the end of the period at Jun. 30, 2023		$ 113,682	$ 7,850	$ 123,511	$ (12,859)	$ (4,820)	$ 2,770	$ 116,452
Common shares issued as of the end of the period at Jun. 30, 2023			2,498,264,179			(68,505,002)

[1]	Treasury shares related to the performance share grants.